Note 12 Financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Financial assets at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	€ 790	€ 1,360
Debt securities at fair value through other comprehensive income	60,669	57,001
Loans and advances to credit institutions at fair value through other comprehensive income	746	448
Financial assets at fair value through other comprehensive income	62,205	58,809
of which loss allowances of debt securities	(40)	(45)
of which loss allowances of loans and advances	€ (68)	€ (65)